Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories as of March 31, 2012 and 2013 are as follows:

	2012	2013
	$ in thousands	$ in thousands

Raw materials	1,477	1,904
Work in progress	1,512	2,487
Finished goods	1,116	1,069
	───────	───────
	4,105	5,460
	═══════	═══════

During the year ended March 31, 2013, the Company has disposed of obsolete inventories of approximately $1,303,000 together with an allowance for inventories of approximately $1,303,000, which resulted in no extra charge to the consolidated statements of operations under cost of sales. During the year ended March 31, 2012, based upon material composition and expected usage, the Company established an allowance for obsolete inventories of approximately $283,000, which was charged to the consolidated statements of operations under cost of sales.